Document and Entity Information	Oct. 03, 2019
Cover [Abstract]
Entity Registrant Name	GENESEE & WYOMING INC
Amendment Flag	false
Entity Central Index Key	0001012620
Document Type	8-K
Document Period End Date	Oct. 03, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-31456
Entity Tax Identification Number	06-0984624
Entity Address, Address Line One	20 West Avenue
Entity Address, City or Town	Darien
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06820
City Area Code	(203)
Local Phone Number	202-8900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	GWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false